Summary of Significant Accounting Policies - Schedule of Revenue by Geographic Location (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenue by Geographic Location [Line Items]
Revenues	$ 9,817,472	$ 8,853,479
PRC [Member]
Schedule of Revenue by Geographic Location [Line Items]
Revenues	3,838,722	4,654,089
Japan [Member]
Schedule of Revenue by Geographic Location [Line Items]
Revenues	$ 5,978,750	$ 4,199,390